Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 5,573,819	$ 5,807,776
Less: accumulated depreciation	(947,094)	(995,252)
Property and equipment, net	4,626,725	4,812,524
Buildings and Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	5,026,718	4,963,911
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	344,015	337,202
Office and Electronic Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	127,080	330,232
Machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total property and equipment, at cost	$ 76,006	$ 176,431